Long-Term Debt, net - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	May 31, 2022	Apr. 12, 2021
Long-Term Debt, net
Total long-term debt	$ 410,516	$ 438,016
Less: Deferred finance costs, net	(6,342)	(8,076)
Less: Current portion	(21,300)	(27,500)
Total long-term debt net of current portion and deferred finance cost	382,874	402,440
BNP Paribas/Credit Agricole $130 mil. Facility
Long-Term Debt, net
Long-term debt	100,000	120,000
Credit facility	130,000
Alpha Bank $55.25 mil. Facility
Long-Term Debt, net
Long-term debt	47,750	55,250
Credit facility	55,250	55,250
Citibank $382.5 mil. Revolving Credit Facility
Long-Term Debt, net
Credit facility	382,500	382,500
Senior unsecured notes
Long-Term Debt, net
Long-term debt	$ 262,766	262,766
Citibank/Natwest $815 mil. Facility
Long-Term Debt, net
Credit facility				$ 815,000
Citibank $382.5 mil. Revolving Credit Facility
Long-Term Debt, net
Credit facility		382,500
Citibank/Natwest $815 mil. Facility
Long-Term Debt, net
Credit facility		$ 815,000	$ 815,000